Note 12 - Deferred Share Units (Details) - Deferred Share Units (Deferred Share Units [Member], USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital (in Dollars)	$ 39,547	$ 36,727	$ 33,101
Additional paid in capital (in Dollars)	$ 20,591	$ 12,199	$ 10,250
Accrued liability	9,181	9,688	6,569
Accrued liability	2,325	4,611	2,050